Stock-Based Compensation and Other Benefit Plans - Summary of Options Outstanding (Detail)	12 Months Ended							0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013 2009 Equity Incentive Plan [Member]	Dec. 31, 2012 2009 Equity Incentive Plan [Member]	Dec. 31, 2013 2009 Equity Incentive Plan [Member] Immediate vesting [Member]	Dec. 31, 2012 2009 Equity Incentive Plan [Member] Immediate vesting [Member]	Dec. 31, 2013 2009 Equity Incentive Plan [Member] Three Year Vesting Period [Member]	Dec. 31, 2012 2009 Equity Incentive Plan [Member] Three Year Vesting Period [Member]	Dec. 31, 2013 2013 Plan Options [Member]	Dec. 23, 2013 2013 Plan Options [Member] Immediate vesting [Member]	Dec. 31, 2013 2013 Plan Options [Member] Immediate vesting [Member]	Dec. 23, 2013 2013 Plan Options [Member] Three Year Vesting Period [Member]	Dec. 31, 2013 2013 Plan Options [Member] Three Year Vesting Period [Member]
Number of Options
Balance at beginning of period	3,243,001	2,573,001	1,990,001	1,590,001	1,253,000	983,000
Option granted	440,499	675,000	70,000	400,000	370,499	275,000	2,173,000	1,500,000	1,500,000	673,000	673,000
Options forfeited	(2,998)	(3,333)			(2,998)	(3,333)
Options expired	(2,002)	(1,667)			(2,002)	(1,667)	0
Balance at end of period	3,678,500	3,243,001	2,060,001	1,990,001	1,618,499	1,253,000	2,173,000		1,500,000		673,000
Exercisable at end of period							0
Non-vested Options
Outstanding at beginning of period	743,659	774,666
Option granted	370,499	275,000					673,000
Options vested	(424,005)	(301,007)
Options forfeited	(2,998)	(3,333)
Options expired	(2,002)	(1,667)			(2,002)	(1,667)	0
Outstanding at end of period	685,153	743,659					673,000